UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2003 and the Year Ended December 31, 2002

T. Rowe Price MidCap Growth Portfolio

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc. which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
UNAUDITED

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                                                                      T. RROWE PRICE
                                                                                          MIDCAP
                                                                                          GROWTH
                                                                                         PORTFOLIO
                                                                                      ----------------
                                                                                      ----------------
ASSETS:
     Investments in securities, market value  (1)                                   $     274,257,920
     Cash                                                                                      11,638
     Dividends receivable                                                                      56,445
     Receivable for investments sold                                                          409,650
                                                                                      ----------------
                                                                                      ----------------
     Total assets                                                                         274,735,653
                                                                                      ----------------
                                                                                      ----------------

LIABILITIES:

     Due to investment adviser                                                                238,149
     Payable for investments purchased                                                      2,087,213
                                                                                      ----------------
                                                                                      ----------------

     Total liabilities                                                                      2,325,362
                                                                                      ----------------
                                                                                      ----------------

NET ASSETS                                                                          $     272,410,291
                                                                                      ================
                                                                                      ================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                  $       1,928,098
     Additional paid-in capital                                                           243,785,837
     Net unrealized appreciation on investments                                            34,582,542
     Undistributed net investment loss                                                       (745,676)
     Accumulated net realized loss on investments                                          (7,140,510)
                                                                                      ----------------
                                                                                      ----------------

NET ASSETS                                                                          $     272,410,291
                                                                                      ================
                                                                                      ================

NET ASSET VALUE PER OUTSTANDING SHARE                                               $           14.13
                                                                                      ================
                                                                                      ================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                           230,000,000
     Outstanding                                                                           19,280,979

(1)  Cost of investments in securities:                                             $     239,675,378

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003

UNAUDITED
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                                      T. RROWE PRICE
                                                                                          MIDCAP
                                                                                          GROWTH
                                                                                         PORTFOLIO

                                                                                      ---------------
                                                                                      ---------------

INVESTMENT INCOME:
    Interest                                                                        $         63,897
    Dividends                                                                                355,143
    Foreign withholding tax                                                                   (4,129)
                                                                                      ---------------
                                                                                      ---------------

    Total income                                                                             414,911
                                                                                      ---------------
                                                                                      ---------------

EXPENSES:

    Audit fees                                                                                 6,655
    Bank and custodial fees                                                                   17,317
    Investment administration                                                                 39,519
    Management fees                                                                        1,105,320
    Other expenses                                                                             8,665
                                                                                      ---------------
                                                                                      ---------------

    Total expenses                                                                         1,177,476

    Less amount reimbursed by investment adviser                                              16,889
                                                                                      ---------------
                                                                                      ---------------

    Net expenses                                                                           1,160,587
                                                                                      ---------------
                                                                                      ---------------

NET INVESTMENT LOSS                                                                         (745,676)
                                                                                      ---------------
                                                                                      ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain on investments                                                       1,899,347
    Change in net unrealized depreciation on investments                                  38,912,285
                                                                                      ---------------
                                                                                      ---------------

    Net realized and unrealized gain on investments                                       40,811,632
                                                                                      ---------------
                                                                                      ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $     40,065,956
                                                                                      ===============
                                                                                      ===============

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2003 AND YEAR ENDED DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                                                           T. RROWE PRICE
                                                                               MIDCAP
                                                                               GROWTH
                                                                              PORTFOLIO
                                                                      ------------------------------
                                                                      ------------------------------
                                                                          2003            2002
                                                                      -------------   --------------
                                                                      -------------   --------------
                                                                       UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment loss                                             $     (745,676) $    (1,575,237)
    Net realized gain (loss) on investments                              1,899,347       (2,710,486)
    Change in net unrealized depreciation on investments                38,912,285      (55,042,530)
                                                                      -------------   --------------
                                                                      -------------   --------------

    Net increase (decrease) in net assets resulting from operations     40,065,956      (59,328,253)
                                                                      -------------   --------------
                                                                      -------------   --------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                                   80,647,605       92,741,567
    Redemptions of shares                                              (52,566,326)     (95,875,865)
                                                                      -------------   --------------
                                                                      -------------   --------------

    Net increase (decrease) in net assets resulting from share          28,081,279       (3,134,298)
       transactions

                                                                      -------------   --------------
                                                                      -------------   --------------

    Total increase (decrease) in net assets                             68,147,235      (62,462,551)

NET ASSETS:
    Beginning of period                                                204,263,056      266,725,607
                                                                      -------------   --------------
                                                                      -------------   --------------

    End of period  (1)                                              $  272,410,291  $   204,263,056
                                                                      =============   ==============
                                                                      =============   ==============

OTHER INFORMATION:

SHARES:  (2)

    Sold                                                                 6,507,383        6,953,609
    Redeemed                                                            (4,250,501)      (7,270,669)
                                                                      -------------   --------------
                                                                      -------------   --------------

    Net increase (decrease)                                              2,256,882         (317,060)
                                                                      =============   ==============
                                                                      =============   ==============

(1) Including undistributed net investment loss                     $     (745,676) $

(2) Share information for 2002 has been adjusted for a 1:10 reverse stock split that occurred on November 7, 2002.

See notes to financial statements.

MAXIM SERIES FUND, INC.

T. ROWE PRICE MIDCAP GROWTH PORTFOLIO FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                    Six Months Ended                 Year Ended December 31,
                                    ------------------------------------------------------------------
                                    ------------------------------------------------------------------
                                    June 30, 2003  2002 ~     2001 ~     2000 ~     1999 ~      1998 ~
                                    ---------------------  ---------  ---------  ---------   ---------
                                    ---------------------  ---------  ---------  ---------   ---------
                                         UNAUDITED

Net Asset Value, Beginning of Period $  12.00 $    15.38 $    15.62 $    15.83 $    13.47  $    11.07

Income from Investment Operations

Net investment income (loss)            (0.04)      0.00                  0.06      (0.04)      (0.02)
Net realized and unrealized gain (loss)  2.17      (3.38)     (0.19)      1.08       3.28        2.47
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Total Income (Loss) From

    Investment Operations                2.13      (3.38)     (0.19)      1.14       3.24        2.45
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Less Distributions

From net realized gains                                       (0.05)     (1.35)     (0.88)      (0.05)
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Total Distributions                      0.00       0.00      (0.05)     (1.35)     (0.88)      (0.05)
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Net Asset Value, End of Period    $     14.13 $    12.00 $    15.38 $    15.62 $    15.83  $    13.47
                                    ==========  =========  =========  =========  =========   =========
                                    ==========  =========  =========  =========  =========   =========


Total Return                           17.75% o  (21.98%)    (1.12%)     7.34%     24.60%      22.23%

Net Assets, End of Period ($000)  $   272,410 $  204,263 $  266,726 $  255,131 $  203,089  $  139,762

Ratio of Expenses to Average Net Assets:
    - Before Reimbursement              1.06% *    1.07%      1.09%      1.08%      1.11%       1.16%
    - After Reimbursement #             1.05% *    1.05%      1.05%      1.05%      1.05%       1.05%

Ratio of Net Investment Loss to
    Average Net Assets:

    - Before Reimbursement             (0.69%)*   (0.71%)    (0.58%)    (0.34%)    (0.41%)     (0.32%)
    - After Reimbursement #            (0.68%)*   (0.69%)    (0.55%)    (0.31%)    (0.35%)     (0.21%)

Portfolio Turnover Rate                23.63% o   54.41%     56.73%     56.95%     66.80%      52.50%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

 # Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized



MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003

--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of forty portfolios. Interests in the T. Rowe Price MidCap Growth Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.05% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the Portfolio. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Benefits, Inc., which is a wholly-owned subsidiary of GWL&A, was the principal underwriter. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of June 30, 2003, there were 46 funds for which the Directors served as Directors, Trustees or Committee Members, forty of which were Portfolios of the Fund. The total compensation paid by the Fund and its affiliated investment companies to the Independent Directors was $41,250 for the period from January 1, 2003 through June 30, 2003. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or Interested Director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $73,134,334 and $50,733,407, respectively. For the same period, there were no purchases or sales of U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2003, the U.S. Federal income tax cost basis was $246,555,597. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $45,751,501 and gross depreciation of securities in which there was an excess of tax cost over value of $18,049,178, resulting in net appreciation of $27,702,323.

5. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales, net operating losses and capital loss carryforwards. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

      The Fund's tax-basis capital gains and losses are determined only at the end of each fiscal year. At December 31, 2002, the Portfolio had available for federal income tax purposes an unused capital loss carryforward of $1,222,228, which expires in the year 2009. The Portfolio also had current year deferred post-October capital losses of $2,092,669.

6. REVERSE STOCK SPLIT

      During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Statement of Changes in Net Assets and Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

The Maxim Series Fund

T.Rowe Price Mid-Cap Growth Portfolio

COMMON STOCK

AEROSPACE & DEFENSE --- 2.35%
     53,900 Alliant Techsystems Inc*                                   2,797,949
    147,300 Rockwell Collins                                           3,627,999
                                                                      $6,425,948

AIR FREIGHT --- 0.72%
     57,000 Expeditors International of Washington Inc                 1,974,480
                                                                      $1,974,480

AIRLINES --- 0.14%

      9,000 JetBlue Airways Corp*                                        380,610
                                                                        $380,610

BANKS --- 0.17%

     19,000 Silicon Valley Bancshares*                                   452,390
                                                                        $452,390

BIOTECHNOLOGY --- 3.90%

     31,700 Affymetrix Inc*                                              624,807
     43,100 Cephalon Inc*                                              1,773,996
     61,100 Gilead Sciences Inc*                                       3,395,938
     68,300 Human Genome Sciences Inc*                                   868,776
     36,000 IDEC Pharmaceuticals Corp*                                 1,224,000
     14,000 Invitrogen Corp*                                             537,180
     75,400 Millennium Pharmaceuticals Inc*                            1,186,042
     39,500 Protein Design Labs Inc*                                     552,210
     35,900 Vertex Pharmaceuticals Inc*                                  524,140
                                                                     $10,687,089

BROADCAST/MEDIA --- 1.94%

     86,200 Cox Radio Inc*                                             1,992,082
      9,300 EW Scripps Co Class A                                        825,096
    111,400 Rogers Communications Inc Class B*                         1,787,970
     21,000 Westwood One Inc*                                            712,530
                                                                      $5,317,678

CHEMICALS --- 1.92%

     49,000 Amylin Pharmaceuticals Inc*                                1,072,610
     65,000 Jabil Circuit Inc*                                         1,436,500
     43,100 Potash Corporation of Saskatchewan Inc                     2,758,400
                                                                      $5,267,510

COMMUNICATIONS - EQUIPMENT --- 1.50%
     89,800 Harris Corp                                                2,698,490
     32,500 L-3 Communications Holdings Inc*                           1,413,539
                                                                      $4,112,029

COMPUTER HARDWARE & SYSTEMS --- 1.03%
     13,000 Lexmark International Group Inc Class A*                     920,010
    107,800 Seagate Technology Holdings                                1,902,670
                                                                      $2,822,680

COMPUTER SOFTWARE & SERVICES --- 8.53%
     60,700 Adobe Systems Inc                                          1,946,649
     53,900 Affiliated Computer Services Inc Class A*                  2,464,847
     18,000 Expedia Inc*                                               1,374,840
     61,100 Fiserv Inc*                                                2,175,771
     47,700 Informatica Corp*                                            329,607
     57,500 InterActiveCorp*                                           2,275,275
     36,000 Intuit Inc*                                                1,603,080
     36,000 Mercury Interactive Corp*                                  1,389,960
     95,000 Network Associates Inc*                                    1,204,600
     80,800 PeopleSoft Inc*                                            1,421,272
     46,000 Siebel Systems Inc*                                          438,840
     62,900 SunGard Data Systems Inc*                                  1,629,739
     14,400 Synopsys Inc*                                                890,640
     35,900 VERITAS Software Corp*                                     1,029,253
    204,800 VeriSign Inc*                                              2,832,384
     36,000 WebMD Corp*                                                  389,880
                                                                     $23,396,637

COSMETICS & PERSONAL CARE --- 0.44%
     36,000 Estee Lauder Cos                                           1,207,080
                                                                      $1,207,080

ELECTRONIC INSTRUMENT & EQUIP --- 4.77%
     46,500 CDW Corp*                                                  2,129,700
     90,000 Celestica Inc*                                             1,418,400
     34,100 Garmin Ltd*                                                1,359,567
     75,400 Intersil Holding Corp*                                     2,006,394
    111,000 Microchip Technology Inc                                   2,733,930
     36,000 Molex Inc                                                    834,444
     80,200 Semtech Corp*                                              1,142,048
     50,300 Waters Corp*                                               1,465,239
                                                                     $13,089,722

ELECTRONICS - SEMICONDUCTOR --- 1.84%
     32,700 KLA-Tencor Corp*                                           1,520,223
     29,000 Maxim Integrated Products Inc                                991,510
     43,100 Novellus Systems Inc*                                      1,578,365
     20,000 QLogic Corp*                                                 966,600
                                                                      $5,056,698

FINANCIAL SERVICES --- 2.37%
     13,000 Ambac Financial Group Inc                                    861,250
     36,000 Franklin Resources Inc                                     1,406,520
     36,000 Investors Financial Services Corp                          1,044,360
     86,200 Manpower Inc                                               3,197,158
                                                                      $6,509,288

FOOD & BEVERAGES --- 0.43%
     57,600 Cott Corp*                                                 1,191,744
                                                                      $1,191,744

GOLD, METALS & MINING --- 0.85%
     72,000 Newmont Mining Corp                                        2,337,120
                                                                      $2,337,120

HEALTH CARE RELATED --- 9.67%
     63,000 Alkermes Inc*                                                677,250
     34,100 AmericsourceBergen Corp                                    2,364,835
     50,300 Anthem Inc*                                                3,880,645
     36,000 Cytyc Corp*                                                  378,332
     68,300 DaVita Inc*                                                1,829,074
    125,700 Health Management Associates Inc Class A                   2,319,165
    107,800 Manor Care Inc*                                            2,696,078
     62,900 MedImmune Inc*                                             2,287,673
    183,200 Omnicare Inc                                               6,190,479
     45,000 Triad Hospitals Inc*                                       1,116,900
     32,300 WellChoice Inc*                                              945,744
     21,600 Wellpoint Health Networks Inc*                             1,820,880
                                                                     $26,507,055

HEAVY TRUCKS & PARTS --- 0.62%
     28,700 Oshkosh Truck Corp                                         1,702,484
                                                                      $1,702,484

HOTELS/MOTELS --- 0.63%

     73,900 Fairmont Hotels & Resorts Inc                              1,729,260
                                                                      $1,729,260

INSURANCE RELATED --- 3.09%
     57,500 Nationwide Financial Services Inc                          1,868,750
     57,500 Principal Financial Group                                  1,854,375
     57,500 Protective Life Corp                                       1,538,125
     39,500 Radian Group Inc                                           1,447,675
     57,500 Willis Group Holdings Ltd                                  1,768,125
                                                                      $8,477,050

INVESTMENT BANK/BROKERAGE FIRM --- 3.08%
    107,800 Charles Schwab Corp                                        1,087,702
     50,300 Eaton Vance Corp                                           1,589,480
     29,000 Legg Mason Inc                                             1,883,550
    151,800 Waddell & Reed Financial Class A                           3,896,706
                                                                      $8,457,438

LEISURE & ENTERTAINMENT --- 0.98%
    107,800 Brunswick Corp                                             2,697,156
                                                                      $2,697,156

MANUFACTURING --- 4.85%

     32,300 American Standard Cos Inc*                                 2,387,939
     43,100 Danaher Corp                                               2,932,955
     46,700 Diebold Inc                                                2,019,775
     50,300 ITT Industries Inc                                         3,292,638
     71,800 Roper Industries Inc                                       2,670,960
                                                                     $13,304,267

MEDICAL PRODUCTS --- 2.04%
     73,000 Apogent Techologies Inc*                                   1,460,000
     89,800 Laboratory Corp of America Holdings*                       2,707,470
     25,000 St Jude Medical Inc*                                       1,437,500
                                                                      $5,604,970

OIL & GAS --- 6.96%
     97,000 BJ Services Co*                                            3,623,920
     36,000 Cooper Cameron Corp*                                       1,813,680
     52,078 Devon Energy Corp                                          2,780,965
    115,000 Diamond Offshore Drilling Inc                              2,413,850
    102,400 FMC Technologies Inc*                                      2,155,520
     25,100 Murphy Oil Corp                                            1,320,260
     86,200 Smith International Inc*                                   3,166,988
     89,800 XTO Energy Inc                                             1,805,878
                                                                     $19,081,061

PHARMACEUTICALS --- 4.20%

    115,000 Andrx Group*                                               2,288,500
     48,500 Barr Laboratories Inc*                                     3,176,750
     82,000 IVAX Corp*                                                 1,463,700
     18,000 Neurocrine Biosciences Inc*                                  898,920
     64,700 Teva Pharmaceutical Industries Ltd sponsored ADR           3,683,371
                                                                     $11,511,241

PRINTING & PUBLISHING --- 0.47%
     42,900 Scholastic Corp*                                           1,277,562
                                                                      $1,277,562

RESTAURANTS --- 1.64%

     53,900 Cheesecake Factory Inc*                                    1,934,471
    104,000 Starbucks Corp*                                            2,550,080
                                                                      $4,484,551

RETAIL --- 7.73%

     18,000 99 Cents Only Stores*                                        617,760
     86,200 Best Buy Co Inc*                                           3,785,904
    100,600 Dollar Tree Stores Inc*                                    3,192,038
     77,200 Family Dollar Stores Inc                                   2,945,180
     12,600 Fastenal Co                                                  427,644
      7,000 MSC Industrial Direct Co Inc Class A*                        125,300
     71,800 O'Reilly Automotive Inc*                                   2,397,402
     62,900 Ross Stores Inc                                            2,688,346
     59,300 Whole Foods Market Inc*                                    2,818,529
     75,400 Williams-Sonoma Inc*                                       2,201,680
                                                                     $21,199,783

SPECIALIZED SERVICES --- 13.37%
     21,600 Apollo Group Inc*                                          1,334,016
     92,800 BISYS Group Inc*                                           1,704,736
    210,000 BearingPoint Inc*                                          2,026,500
    107,800 Catalina Marketing Corp*                                   1,902,670
    147,300 Ceridian Corp*                                             2,499,681
    107,800 Certegy Inc*                                               2,991,450
    111,400 ChoicePoint Inc*                                           3,845,528
        109 Corrections Corp of America*                                   2,761
     82,600 DST Systems Inc*                                           3,138,800
     36,000 Education Management Corp*                                 1,914,480
     71,000 Hewitt Associates Inc*                                     1,672,050
     79,000 Iron Mountain Inc*                                         2,930,110
     36,000 Lamar Advertising Co*                                      1,267,560
     90,000 Monster Worldwide Inc*                                     1,775,700
    143,700 Robert Half International Inc*                             2,721,678
    125,700 Viad Corp                                                  2,814,423
     46,700 Weight Watchers International Inc*                         2,124,383
                                                                     $36,666,526

TELEPHONE & TELECOMMUNICATIONS --- 1.71%
    161,700 Nextel Communications Inc*                                 2,923,536
     79,000 Triton PCS Holdings Inc Class A*                             398,950
    119,000 Western Wireless Corp Class A*                             1,372,070
                                                                      $4,694,556

TEXTILES --- 0.74%

     41,000 Coach Inc*                                                 2,039,340
                                                                      $2,039,340

TOTAL COMMON STOCK --- 94.68%                                       $259,663,003
(Cost $225,080,462)

SHORT-TERM INVESTMENTS

  2,112,000 Fannie Mae                                                 2,111,947
               0.920%, July 2, 2003
 11,883,000 Fannie Mae                                                11,883,000
               0.790%, July 1, 2003
    600,000 Freddie Mac                                                  599,970
               0.910%, July 3, 2003

TOTAL SHORT-TERM INVESTMENTS --- 5.32%                               $14,594,917
(Cost $14,594,917)

TOTAL T.ROWE PRICE MID-CAP GROWTH PORTFOLIO --- 100%                $274,257,920
(Cost $239,675,379)

Legend

ADR - American Depository Receipt
*  Non-income Producing Security
See Notes to Financial Statements

ITEM 2. CODE OF ETHICS

Not Required in Filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

a)     Not Required in Filing.

b) (1)Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 31-Certifications.

       (2)Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 32-Certifications.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, hereunto duly authorized.

Maxim Series Fund, Inc.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

By: /s/ G.R. McDonald
       G. McDonald
       Treasurer

Date: August 15, 2003